Fair Value of Financial Instruments and Trading-Related Revenue - Summary of Fair Value Measurement of Investment (Detail) - Valued using models (without observable inputs) [member] $ in Millions		12 Months Ended
		Oct. 31, 2023 CAD ($)	Oct. 31, 2022 CAD ($)
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets		$ 1,326	$ 1,184
Corporate equity [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets		$ 4,208	$ 4,044
Corporate equity [member] | Bottom of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
EV/EBITDA multiple range of input values	[1]	3x	5x
Corporate equity [member] | Top of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
EV/EBITDA multiple range of input values	[1]	23x	19x
NHA MBS US Agency MBS And CMO [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Fair value of assets		$ 896	$ 985
NHA MBS US Agency MBS And CMO [member] | Bottom of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discounted cash flows and Prepayment rate changes in percentage	[1]	2.00%	3.00%
Comparability adjustment	[1],[2]	0.31	0.32
NHA MBS US Agency MBS And CMO [member] | Top of range [member]
Disclosure Of Fair Value Of Financial Instruments [Line Items]
Discounted cash flows and Prepayment rate changes in percentage	[1]	65.00%	47.00%
Comparability adjustment	[1],[2]	0.92	0.88

[1]	The low and high input values represent the lowest and highest actual level of inputs used to value a group of financial instruments in a particular product category. These value ranges do not reflect the level of input uncertainty but are affected by the specific underlying instruments within each product category. The value ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.
[2]	Range of input values represents price per security adjustment (Canadian $).